Deferred Tax Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities
	December 31, 2024	June 30, 2024
	RM	RM
As of July 1	7,237,031	18,348,653
Recognised in profit or loss	(950,839)	(11,111,622)
As of December 31/ June 30	6,286,192	7,237,031

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities at the end of each reporting period/year comprise the tax effects of:

	December 31, 2024	June 30, 2024
	RM	RM
Excess of net carrying amount over tax written down value of plant and equipment	3,775,387	5,966,082
Unabsorbed capital allowances	(11,367,870)	(4,006,696)
Unabsorbed tax losses	(52,473)	(11,878)
Intangible asset	13,931,148	5,289,523
	6,286,192	7,237,031